                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04014

                             Meridian Fund, Inc. (R)
            ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        60 E. Sir Francis Drake Boulevard
                             Wood Island, Suite 306
                               Larkspur, CA 94939
            ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Richard F. Aster, Jr.
                        60 E. Sir Francis Drake Boulevard
                             Wood Island, Suite 306
                               Larkspur, CA 94939
            ----------------------------------------------------------
                     (Name and address of agent for service)
        registrant's telephone number, including area code: 415-461-6237

                        Date of fiscal year end: June 30

                   Date of reporting period: December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

MERIDIAN FUND, INC.
                                                                 January 5, 2005

To Our Shareholders:

Stocks posted a strong fourth quarter gain, resulting in a good year for equities. Lower oil prices, decent economic news and the election results were viewed positively by investors. The S&P 500 gained 10.88% for the year, the NASDAQ 8.59% and the Russell 2000, representing smaller companies, 18.33%. The best performing groups included energy, real estate investment trusts and transportation. Airlines, pharmaceuticals and semiconductors were among the worst performing sectors. It is worth noting that over the past five years, equities have not fared particularly well. The S&P 500 and NASDAQ are down 11% and 47% respectively during this time frame.

Bonds moved modestly higher during the year, in spite of economic growth, an increased federal deficit and a weak dollar. The yield on the ten-year treasury declined from 4.25% to 4.22%.

It is estimated that the economy grew in excess of 4% during 2004, a strong performance in light of the 33% increase in the price of energy. The housing sector remained strong, business fixed investment picked up and consumer spending increased modestly. Interest rates remained stable and inflation increased in the area of 2.5%. There are several concerns as we move into 2005. Energy prices remain well above a year ago, the dollar is weak, and our federal and international trade deficits are bothersome to some economists. The impact of the Iraq conflict on the 2005 economy is impossible to predict. Our outlook is for continued but more modest growth, somewhat higher interest rates and another year of increased corporate profits. We believe that business investment will remain strong and that the job market will continue to improve.

We have started a new series no-load diversified open-end fund called the Meridian Equity Income Fund(SM). The primary objective of the fund is to seek long-term growth of capital along with income as a component of total return. Meridian Equity Income Fund(SM) will emphasize investments in companies that pay dividends or interest, have the potential for capital appreciation and which we believe may have the capacity to raise dividends in the future. The prospectus and information about how to purchase shares of the fund are available on our website at www.meridianfund.com.

We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

We wish you a happy, healthy and prosperous New Year.

-s- Richard F. Aster, Jr.

Richard F. Aster, Jr.

MERIDIAN GROWTH FUND(R)

The Meridian Growth Fund's net asset value per share at December 31, 2004 was $37.24. This represents an increase of 14.5% for the calendar year. The Fund's total return and average annual compound rate of return since inception, August 1, 1984, were 1,516.3% and 14.6%, respectively. On December 15, 2004, the Fund made a long-term capital gain distribution of $0.32 per share and a short-term capital gain distribution of $0.24 per share. The Fund's assets at the close of the quarter were invested 5.6% in cash and cash equivalents and 94.4% in stocks. Total net assets were $1,636,737,344 and there were 70,959 shareholders.

Stock selection, in our opinion, will be the most important determinant of investment performance in 2005. The S&P 500 sells at approximately 18 times projected 2005 earnings which are projected to grow in the area of 8% to 10%. We have not changed our strategy or our long-term approach to investing. Our portfolio consists of small and medium-sized growth stocks that we believe, on average, should show faster earnings growth than the S&P 500. We believe that the portfolio is balanced and that valuations, for the most part, are reasonable, especially in relation to our average company's prospective growth rate. Technology, health care and retail represent our largest areas of concentration.

Purchases during the quarter included Apria Healthcare, Affiliated Managers, Bard, C.R., Hewitt Associates, JetBlue Airways and Scientific-Atlanta. We sold our shares of DeVry, Expeditors International of Washington and Synopsys.

We recently purchased shares in Affiliated Managers Group (AMG), an asset management company which makes controlling investments in growing mid-sized investment management firms. The company operates through managers of mutual funds, institutional clients and high net worth individuals. AMG manages approximately $100 billion in assets with 150 investment products across a broad range of investment styles and distribution channels. The AMG approach enables current owners to partially capitalize their business, but maintain an equity investment. Affiliates maintain operating autonomy, preserving their culture and entrepreneurial focus. They benefit also from economies of scale. Finally, equity is transferred from senior to more junior personnel over a period of years. We believe this will be a successful formula during the next several years, especially with the increased regulation in the securities industry. In our opinion, the shares sell at a reasonable valuation and have a positive investment outlook.

MERIDIAN VALUE FUND(R)

The Meridian Value Fund's net asset value per share at December 31, 2004 was $38.09. This represents an increase of 15.1% for the calendar year. The Fund's total return and average compounded annual rate of return since June 30, 1995, were 530.5% and 21.4%, respectively. The comparable period returns for the S&P 500 with dividends were 174.90% and 11.2%, respectively. The Value Fund has outperformed the S&P 500 for six consecutive years, a period of both good and bad markets. The Fund is the fifth best performing stock fund for the ten year period ending December 31, 2004, according to Lipper. This is out of a universe of over 8,000 funds. On December 15, 2004, the Value Fund made a long-term capital gain distribution of $5.11 per share and an income dividend of $0.28 per share. The Fund's assets at the close of the quarter were invested 5.9% in cash and cash equivalents and 94.1% in stocks. Total net assets were $2,406,118,642 and there were 108,373 shareholders.

There have been no major changes in our portfolio or our strategy. We continue to seek out-of-favor companies that have defensible positions in their industries, strong or improving balance sheets, reasonable valuations and good prospects for earnings growth. We believe that over the long term this strategy will continue to outperform and that the current environment is favorable. In our opinion the portfolio is well positioned, reasonably valued and diversified. Consumer products, energy and industrial products represent our largest areas of concentration and we continue to invest in companies of all market capitalizations.

New positions during the quarter include Apartment Investment and Management, Baxter International, BE Aerospace, Chiquita Brands International, Equity Residential Properties, GlobalSanteFe, Hanover Compressor, Pier 1 Imports, Teco Energy, Universal Health Services and Valassis Communications. We sold our shares of American Eagle Outfitters, American Greetings, Avery Dennison, Astrazeneca, Electronics for Imaging, Haemonetics, HCA, Healthcare Realty, Kimberly-Clark, McDonalds, McAfee, Parexel International, The Talbots and VeriSign.

Equity Residential Properties, a recent investment for the fund, is a leading owner and operator of apartment housing. The apartment market has been soft in recent years as stagnant employment limited demand growth and as competition increased from greater affordability of homes driven by low interest rates. These conditions caused earnings at Equity Residential to fall from a high of $2.63 in 2001 to an estimated $2.14 in 2004. We believe this decline is poised to reverse as industry conditions improve, driven by rising employment and a relative slowdown in the housing market. Longer term demographic factors should also benefit the company as population groups with a high propensity to rent, such as immigrants and the "echo boomers", are expected to outgrow the population as a whole for the next several years. Furthermore, Equity Residential improved its portfolio during the downturn and should emerge as a more profitable company. We believe earnings potential could exceed $2.65 in 3-5 years. The stock is reasonably valued at less than 13 times normalized earnings and has a dividend yield of greater than 5%.

MERIDIAN GROWTH FUND
SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of net asset value, is provided in compliance with such requirement.

PORTFOLIO HOLDINGS BY CATEGORY (% OF NET ASSET VALUE)
Technology..............................................  15.8%  $  258,321,884
Healthcare Services.....................................   8.9%     144,936,791
Retail..................................................   8.9%     146,292,725
Industrial Services.....................................   7.3%     118,741,800
Telecommunications Equipment............................   7.2%     118,248,149
Restaurants.............................................   6.1%     100,140,735
Industrial Products.....................................   5.3%      86,520,185
Insurance...............................................   4.6%      76,160,523
Consumer Services.......................................   4.5%      72,883,638
Brokerage & Money Market Management.....................   4.0%      66,276,669
Healthcare Products.....................................   3.9%      64,291,469
Banking/Finance.........................................   3.8%      61,408,619
Apparel.................................................   2.8%      46,172,763
Construction............................................   2.3%      38,366,111
Real Estate.............................................   2.3%      37,197,595
U.S. Government Obligations.............................   2.2%      36,917,236
Cellular Communications.................................   2.1%      34,939,760
Business Services.......................................   1.5%      24,974,202
Furniture & Fixtures....................................   1.1%      17,542,149
Consumer Durables.......................................   1.0%      15,592,160
Transportation..........................................   1.0%      15,578,646
Cash and Other Assets Less Liabilities..................   3.4%      55,233,535
                                                          ----   --------------
Total Net Assets........................................   100%  $1,636,737,344
                                                          ====   ==============

                 See accompanying notes to financial statements

MERIDIAN VALUE FUND
SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of net asset value, is provided in compliance with such requirement.

PORTFOLIO HOLDINGS BY CATEGORY (% OF NET ASSET VALUE)
Consumer Products.......................................  13.8%  $  333,051,533
Industrial Products.....................................   9.6%     230,669,302
Energy..................................................   9.2%     222,287,242
Media...................................................   6.5%     156,488,864
Technology..............................................   5.8%     140,159,552
Retail..................................................   5.4%     130,556,446
Banking/Finance.........................................   4.9%     117,123,028
Real Estate.............................................   4.7%     112,310,680
Insurance...............................................   4.2%     101,138,321
Aerospace/Defense.......................................   3.8%      91,543,108
Telecommunications Services.............................   3.7%      89,997,007
Industrial Services.....................................   3.4%      82,437,832
U.S. Government Obligations.............................   2.7%      64,835,160
Leisure & Amusement.....................................   2.7%      63,846,975
Transportation..........................................   2.3%      54,847,744
Information Technology Services.........................   1.9%      45,160,419
Consumer Services.......................................   1.8%      44,207,982
Furniture & Fixtures....................................   1.6%      38,727,284
Telecommunications Equipment............................   1.6%      38,324,285
Paper/Forest Products...................................   1.4%      33,583,160
Healthcare Products.....................................   1.1%      25,383,446
Utilities...............................................   1.0%      24,818,586
Consumer Durables.......................................   1.0%      24,223,500
Healthcare Services.....................................   1.0%      22,948,650
Basic Materials.........................................   0.9%      21,028,135
Agriculture.............................................   0.8%      20,260,440
Cash and Other Assets Less Liabilities..................   3.2%      76,159,961
                                                          ----   --------------
Total Net Assets........................................   100%  $2,406,118,642
                                                          ====   ==============

                 See accompanying notes to financial statements

MERIDIAN FUND, INC.
DISCLOSURE OF FUND EXPENSES
FOR THE SIX MONTH PERIOD (JULY 01, 2004 TO DECEMBER 31, 2004) (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the portfolio. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period and assume reinvestment of all dividends and distributions.

                                                Beginning        Ending                    Expenses
                                              Account Value   Account Value    Expense    Paid During
                                                07/01/04        12/31/04      Ratio(1)     Period(2)
                                              -------------   -------------   ---------   -----------
ACTUAL FUND RETURN
  (See explanation below)
Meridian Growth Fund........................    $1,000.00       $1,068.70       0.85%        $4.41
Meridian Value Fund.........................    $1,000.00       $1,079.40       1.07%        $5.63
HYPOTHETICAL 5% RETURN(3)
  (See explanation below)
Meridian Growth Fund........................    $1,000.00       $1,020.95       0.85%        $4.30
Meridian Value Fund.........................    $1,000.00       $1,019.79       1.07%        $5.47

(1) Annualized, based on the Portfolio's most recent fiscal half-year expenses.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(3) Before expenses.

This table illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's ACTUAL return, the third column shows the period's annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is NOT the fund's actual return, the results do not apply to your investment. You can assess your fund's costs by comparing this 5% Return hypothetical example with the 5% Return hypothetical examples that appear in shareholder reports of other funds.

MERIDIAN FUND, INC.
DISCLOSURE OF FUND EXPENSES (CONTINUED)
FOR THE SIX MONTH PERIOD (JULY 01, 2004 TO DECEMBER 31, 2004) (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as short-term redemption and exchange fees or sales and service charges you may pay third party Broker/Dealers. Had these transactional costs been included, your costs would have been higher. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               Shares         Value
                              ---------   --------------
COMMON STOCK - 94.4%

  APPAREL - 2.8%
    Fossil, Inc. ...........    880,482   $   22,575,558
    Polo Ralph Lauren
      Corp.*................    553,925       23,597,205
                                          --------------
                                              46,172,763

  BANKING/FINANCE - 3.8%
    Silicon Valley
      Bancshares............    842,800       37,774,296
    UCBH Holdings, Inc.*....    515,808       23,634,323
                                          --------------
                                              61,408,619

  BROKERAGE & MONEY MANAGEMENT - 4.0%
    Affiliated Managers
      Group, Inc. ..........    419,045       28,386,108
    T. Rowe Price Group,
      Inc.*.................    609,173       37,890,561
                                          --------------
                                              66,276,669

  BUSINESS SERVICES - 1.5%
    Hewitt Associates,
      Inc. .................    780,200       24,974,202

  CELLULAR COMMUNICATIONS - 2.1%
    American Tower Corp.
      Class A...............  1,898,900       34,939,760

  CONSTRUCTION - 2.3%
    Granite Construction,
      Inc.*.................  1,442,335       38,366,111

  CONSUMER DURABLES - 1.0%
    Matthews International
      Corp.*................    423,700       15,592,160

  CONSUMER SERVICES - 4.5%
    Regis Corp.*............    755,800       34,880,170
    Rollins, Inc.*..........    606,725       15,969,002
    Weight Watchers
      International,
      Inc. .................    536,510       22,034,466
                                          --------------
                                              72,883,638

  FURNITURE & FIXTURES - 1.1%
    Herman Miller, Inc.*....    634,895       17,542,149

  HEALTHCARE PRODUCTS - 3.9%
    C. R. Bard, Inc.*.......    231,425       14,806,571
    Edwards Lifesciences
      Corp. ................    618,985       25,539,321
    Steris Corp. ...........  1,009,510       23,945,577
                                          --------------
                                              64,291,469

                               Shares         Value
                              ---------   --------------

  HEALTHCARE SERVICES - 8.9%
    Apria Healthcare Group,
      Inc. .................    587,525   $   19,358,949
    DaVita, Inc. ...........  1,023,472       40,457,848
    Laboratory Corporation
      of America Holdings...    775,200       38,620,464
    LifePoint Hospitals,
      Inc. .................  1,107,000       38,545,740
    Renal Care Group,
      Inc. .................    221,000        7,953,790
                                          --------------
                                             144,936,791

  INDUSTRIAL PRODUCTS - 5.3%
    Airgas, Inc.*...........    856,325       22,701,176
    Dionex Corp. ...........    538,264       30,503,421
    Tektronix, Inc.*........  1,102,800       33,315,588
                                          --------------
                                              86,520,185

  INDUSTRIAL SERVICES - 7.3%
    Allied Waste Industries,
      Inc. .................  2,665,425       24,735,144
    EGL, Inc. ..............  1,052,778       31,467,534
    Republic Services,
      Inc.*.................    968,300       32,476,782
    United Rentals, Inc. ...  1,590,600       30,062,340
                                          --------------
                                             118,741,800

  INSURANCE - 4.6%
    Mercury General
      Corp.*................    638,900       38,282,888
    Willis Group Holdings
      Limited*..............    920,030       37,877,635
                                          --------------
                                              76,160,523

  REAL ESTATE - 2.3%
    Host Marriott Corp.*....  2,150,150       37,197,595
                                          --------------

  RESTAURANTS - 6.1%
    Applebee's
      International,
      Inc.*.................  1,366,460       36,142,867
    CBRL Group, Inc.*.......    856,188       35,831,468
    Ruby Tuesday, Inc.*.....  1,080,000       28,166,400
                                          --------------
                                             100,140,735

    The accompanying notes are an integral part of the financial statements

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               Shares         Value
                              ---------   --------------
COMMON STOCK (continued)
RETAIL - 8.9%
    Claire's Stores,
      Inc.*.................  1,675,900   $   35,612,875
    Cost Plus, Inc. ........    987,224       31,719,507
    Ethan Allen Interiors,
      Inc.*.................    886,400       35,473,728
    Ross Stores, Inc.*......  1,101,300       31,794,531
    Tuesday Morning Corp. ..    381,720       11,692,084
                                          --------------
                                             146,292,725

  TECHNOLOGY - 15.8%
    Advent Software,
      Inc. .................  1,056,838       21,644,042
    American Power
      Conversion Corp.*.....  1,581,073       33,834,962
    Autodesk, Inc.*.........  1,063,664       40,366,049
    FileNET Corp. ..........    718,800       18,516,288
    Getty Images, Inc. .....    440,000       30,294,000
    KEMET Corp. ............    142,800        1,278,060
    Molex, Inc. Class A*....  1,324,375       35,294,594
    Symbol Technologies,
      Inc.*.................  2,313,600       40,025,280
    Vishay Intertechnology,
      Inc. .................  2,467,950       37,068,609
                                          --------------
                                             258,321,884

  TELECOMMUNICATIONS EQUIPMENT - 7.2%
    Andrew Corp. ...........  2,539,325       34,611,000
    Plantronics, Inc.*......    825,900       34,250,073
    Scientific-Atlanta,
      Inc.*.................    774,000       25,549,740
    Tellabs, Inc. ..........  2,775,010       23,837,336
                                          --------------
                                             118,248,149

  TRANSPORTATION - 1.0%
    JetBlue Airways
      Corp. ................    670,915       15,578,646

  TOTAL COMMON STOCK - 94.4%
    (Identified cost $1,227,384,012)...    1,544,586,573
                                          --------------

                                              Value
                                          --------------
U.S. GOVERNMENT OBLIGATIONS - 2.2%
    U.S. Treasury Bill @ 1.726% due
    01/06/05 (Face Value $10,000,000)..   $    9,997,492
    U.S. Treasury Bill @ 2.017% due
    02/03/05 (Face Value $7,000,000)...        6,987,264
    U.S. Treasury Bill @ 2.211% due
    03/03/05 (Face Value $20,000,000)..       19,932,480
                                          --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
    (Identified cost $36,911,402)......       36,917,236
                                          --------------

  TOTAL INVESTMENTS - 96.6%
    (Identified cost $1,264,295,414)...    1,581,503,809

CASH AND OTHER ASSETS LESS
  LIABILITIES - 3.4%...................       55,233,535
                                          --------------

NET ASSETS - 100%......................   $1,636,737,344
                                          ==============

                                                              * income producing

    The accompanying notes are an integral part of the financial statements

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               Shares         Value
                              ---------   --------------
COMMON STOCK - 94.1%

  AEROSPACE/DEFENSE - 3.8%
    BE Aerospace, Inc. .....    876,100   $   10,197,804
    Empresa Brasileira de
      Aeronautica S.A.
      ADR*..................  1,073,900       35,911,216
    Northrop Grumman
      Corp.*................    835,800       45,434,088
                                          --------------
                                              91,543,108

  AGRICULTURE - 0.8%
    Agrium, Inc.*...........  1,202,400       20,260,440

  BANKING/FINANCE - 4.9%
    Annaly Mortgage
      Management, Inc.*.....  1,321,700       25,931,754
    Greater Bay Bancorp.*...    817,385       22,788,694
    SunTrust Banks, Inc.*...    347,000       25,636,360
    Washington Mutual,
      Inc.*.................  1,011,500       42,766,220
                                          --------------
                                             117,123,028

  BASIC MATERIALS - 0.9%
    Newmont Mining Corp.*...    473,500       21,028,135

  CONSUMER PRODUCTS - 13.8%
    Activision, Inc. .......  2,840,561       57,322,521
    Chiquita Brands
      International,
      Inc.*.................    180,400        3,979,624
    Del Monte Foods Co. ....  3,395,400       37,417,308
    Eastman Kodak Co.*......  1,379,200       44,479,200
    Fomento Economico
      Mexicano, S.A. de C.V.
      ADR*..................    748,700       39,389,107
    Kraft Foods, Inc. *.....    662,500       23,591,625
    Leggett & Platt,
      Inc.*.................  1,479,700       42,067,871
    Newell Rubbermaid,
      Inc.*.................  1,994,600       48,249,374
    Sensient Technologies
      Corp. *...............    508,100       12,189,319
    Sony Corp. ADR*.........    625,400       24,365,584
                                          --------------
                                             333,051,533
  CONSUMER DURABLES - 1.0%
    Whirlpool Corp.*........    350,000       24,223,500

  CONSUMER SERVICES - 1.8%
    ServiceMaster Co.*......  3,205,800       44,207,982

                               Shares         Value
                              ---------   --------------

  ENERGY - 9.2%
    Arch Coal, Inc.*........  1,133,300   $   40,277,482
    El Paso Corp.*..........  3,274,300       34,052,720
    GlobalSanteFe Corp.*....  1,165,000       38,573,150
    Hanover Compressor
      Co. ..................  1,691,400       23,899,482
    National-Oilwell,
      Inc. .................  1,271,600       44,874,764
    Tidewater, Inc.*........  1,140,400       40,609,644
                                          --------------
                                             222,287,242

  FURNITURE & FIXTURES - 1.6%
    Furniture Brands
      International,
      Inc.*.................  1,298,300       32,522,415
    LA-Z-Boy, Inc. *........    403,700        6,204,869
                                          --------------
                                              38,727,284

  HEALTHCARE PRODUCTS - 1.1%
    Baxter International,
      Inc.*.................    734,900       25,383,446

  HEALTHCARE SERVICES - 1.0%
    Universal Health
      Services, Inc. Class B
      *.....................    515,700       22,948,650

  INDUSTRIAL PRODUCTS - 9.6%
    ArvinMeritor, Inc.*.....  1,544,300       34,545,991
    Cummins, Inc.*..........    309,200       25,907,868
    Eastman Chemical Co.*...    485,800       28,045,234
    General Electric Co.*...    631,400       23,046,100
    Manitowoc Co., Inc.*....    874,000       32,906,100
    Mettler-Toledo
      International,
      Inc. .................    694,000       35,609,140
    Packaging Corp. of
      America*..............    894,700       21,070,185
    Smurfit-Stone Container
      Corp. ................  1,581,300       29,538,684
                                          --------------
                                             230,669,302

  INDUSTRIAL SERVICES - 3.4%
    Allied Waste Industries,
      Inc. .................  4,200,100       38,976,928
    Waste Management,
      Inc.*.................  1,451,600       43,460,904
                                          --------------
                                              82,437,832

  INFORMATION TECHNOLOGY SERVICES - 1.9%
    Automatic Data
      Processing, Inc.*.....    536,600       23,798,210
    BearingPoint, Inc. .....  2,660,300       21,362,209
                                          --------------
                                              45,160,419

    The accompanying notes are an integral part of the financial statements

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               Shares         Value
                              ---------   --------------
COMMON STOCK (continued)
INSURANCE - 4.2%
    Conseco, Inc. ..........  2,656,600   $   52,999,170
    MGIC Investment Corp.*..    341,800       23,553,438
    Nationwide Financial
      Services, Inc. Class
      A*....................    643,100       24,585,713
                                          --------------
                                             101,138,321
  LEISURE & AMUSEMENT - 2.7%
    Boyd Gaming Corp.*......    861,100       35,864,815
    Royal Caribbean Cruises
      Ltd.*.................    514,000       27,982,160
                                          --------------
                                              63,846,975

  MEDIA - 6.5%
    ADVO, Inc.*.............    598,250       21,327,611
    Hearst-Argyle
      Television, Inc.*.....    234,800        6,194,024
    Interpublic Group of
      Companies, Inc. ......  2,537,600       34,003,840
    Lamar Advertising Co.
      Class A...............    950,900       40,679,502
    Time Warner, Inc. ......  2,168,000       42,145,920
    Valassis Communications,
      Inc. .................    346,700       12,137,967
                                          --------------
                                             156,488,864

  PAPER/FOREST PRODUCTS - 1.4%
    Aracruz Celulose S.A.
      ADR*..................    890,800       33,583,160

  REAL ESTATE - 4.7%
    Apartment Investment &
      Management Co. Class
      A*....................    651,700       25,116,518
    Equity Residential *....    751,400       27,185,652
    Host Marriott Corp.*....  3,468,700       60,008,510
                                          --------------
                                             112,310,680

                               Shares         Value
                              ---------   --------------

  RETAIL - 5.4%
    BJ's Wholesale Club,
      Inc. .................    927,200   $   27,009,336
    Christopher & Banks
      Corp. *...............    616,200       11,368,890
    May Department Stores
      Co. *.................    858,700       25,245,780
    Office Depot, Inc. .....  1,532,700       26,607,672
    Pier 1 Imports, Inc.*...  1,289,800       25,409,060
    Too, Inc. ..............    609,800       14,915,708
                                          --------------
                                             130,556,446

  TECHNOLOGY - 5.8%
    AVX Corp.*..............    788,800        9,938,880
    Celestica, Inc. ........  1,299,600       18,337,356
    Coherent, Inc. .........    958,750       29,184,350
    Credence Systems
      Corp. ................  3,128,164       28,622,701
    Storage Technology
      Corp. ................    776,500       24,545,165
    Symbol Technologies,
      Inc.*.................  1,707,000       29,531,100
                                          --------------
                                             140,159,552

  TELECOMMUNICATIONS EQUIPMENT - 1.6%
    Tellabs, Inc. ..........  4,461,500       38,324,285

  TELECOMMUNICATIONS SERVICES - 3.7%
    Comcast Corp. Special
      Class A...............  1,900,000       62,396,000
    Tele Norte Leste
      Participacoes S.A.
      ADR*..................  1,636,100       27,601,007
                                          --------------
                                              89,997,007

  TRANSPORTATION - 2.3%
    Burlington Northern
      Santa Fe Corp.*.......    544,900       25,779,219
    SkyWest, Inc.*..........  1,449,079       29,068,525
                                          --------------
                                              54,847,744

  UTILITIES -1.0%
    TECO Energy, Inc.*......  1,617,900       24,818,586

  TOTAL COMMON STOCK - 94.1%
    (Identified cost $1,903,503,122)...    2,265,123,521
                                          --------------

    The accompanying notes are an integral part of the financial statements

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              Value
                                          --------------
U.S. GOVERNMENT OBLIGATIONS - 2.7%
    U.S. Treasury Bill @ 1.900% due
    01/27/05 (Face Value
    $35,000,000).......................   $   34,951,830
    U.S. Treasury Bill @ 2.034% due
    02/24/05 (Face Value
    $15,000,000).......................       14,955,000
    U.S. Treasury Bill @ 2.212% due
    03/24/05 (Face Value
    $15,000,000).......................       14,928,330
                                          --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
    (Identified cost $64,833,715)......       64,835,160
                                          --------------

  TOTAL INVESTMENTS - 96.8% (Identified
    cost $1,968,337,137)...............    2,329,958,681

CASH AND OTHER ASSETS LESS
  LIABILITIES - 3.2%...................       76,159,961
                                          --------------

NET ASSETS - 100%......................   $2,406,118,642
                                          ==============

* income producing

ADR - American Depository Receipt

    The accompanying notes are an integral part of the financial statements

MERIDIAN FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                            Growth Fund       Value Fund
                                                           --------------   --------------
ASSETS
  Investments (Cost $1,264,295,414 and $1,968,337,137)...  $1,581,503,809   $2,329,958,681
  Cash and cash equivalents..............................      61,873,464       74,592,445
  Receivable for:
     Capital shares......................................       6,049,635        2,660,442
     Dividends...........................................         898,772        3,500,620
     Interest............................................          73,500           83,581
     Securities sold.....................................       5,762,669        1,827,115
  Prepaid expenses.......................................          16,201           26,618
                                                           --------------   --------------
     TOTAL ASSETS........................................   1,656,178,050    2,412,649,502
                                                           --------------   --------------

LIABILITIES
  Payable for:
     Capital shares......................................       1,122,767        1,441,024
     Securities purchased................................      17,217,036        2,798,311
  Accrued expenses:
     Investment advisory fees............................       1,010,649        2,015,488
     Other payables and accrued expenses.................          90,254          276,037
                                                           --------------   --------------
     TOTAL LIABILITIES...................................      19,440,706        6,530,860
                                                           --------------   --------------
NET ASSETS...............................................  $1,636,737,344   $2,406,118,642
                                                           ==============   ==============
Capital shares issued and outstanding, par value $0.01
  (500,000,000 and 500,000,000 shares authorized)........      43,951,009       63,167,924
                                                           ==============   ==============
Net asset value per share (offering and redemption
  price).................................................          $37.24           $38.09
                                                           ==============   ==============
Net Assets consist of:
  Paid in capital........................................  $1,319,908,674   $1,996,208,606
  Accumulated net realized gain..........................       1,350,117       59,916,666
  Net unrealized appreciation on investments and foreign
     currency translations...............................     317,208,395      361,621,544
  Accumulated undistributed net investment loss..........      (1,729,842)     (11,628,174)
                                                           --------------   --------------
                                                           $1,636,737,344   $2,406,118,642
                                                           ==============   ==============

    The accompanying notes are an integral part of the financial statements

MERIDIAN FUND, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              Growth Fund     Value Fund
                                                              ------------   ------------
INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $0 and
     $262,046, respectively)................................  $  3,457,066   $ 15,539,970
  Interest..................................................       500,015        740,647
  Other income..............................................        94,533            973
                                                              ------------   ------------
       Total Investment Income..............................     4,051,614     16,281,590
                                                              ------------   ------------
EXPENSES
  Investment advisory fees..................................     5,193,822     11,183,799
  Transfer agent fees.......................................       233,525        304,619
  Custodian fees............................................        87,149        153,384
  Reports to shareholders...................................        76,498        138,486
  Pricing fees..............................................        83,323        135,183
  Registration and filing fees..............................        70,016         48,195
  Professional fees.........................................        24,639         25,067
  Miscellaneous expenses....................................         6,976         12,424
  Directors' fees and expenses..............................         5,508          9,245
                                                              ------------   ------------
       Total expenses.......................................     5,781,456     12,010,402
                                                              ------------   ------------
  Net investment income (loss)..............................    (1,729,842)     4,271,188
                                                              ------------   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments..........................     1,484,852    101,319,300
  Net change in unrealized appreciation on investments and
     foreign currency translations..........................   108,498,307     75,991,658
                                                              ------------   ------------
  Net gain on investments...................................   109,983,159    177,310,958
                                                              ------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $108,253,317   $181,582,146
                                                              ============   ============

    The accompanying notes are an integral part of the financial statements

MERIDIAN FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          Growth Fund                           Value Fund
                               ----------------------------------   ----------------------------------
                               Six Months Ended      Year Ended     Six Months Ended      Year Ended
                               December 31, 2004   June 30, 2004    December 31, 2004   June 30, 2004
                               -----------------   --------------   -----------------   --------------
OPERATIONS
Net investment income
  (loss).....................   $   (1,729,842)    $   (1,648,331)   $    4,271,188     $      225,268
Net realized gain on
  investments................        1,484,852         40,400,086       101,319,300        360,394,828
Net increase in unrealized
  appreciation of
  investments................      108,498,307        151,831,707        75,991,658         70,984,391
                                --------------     --------------    --------------     --------------
  Net increase in net assets
     from operations.........      108,253,317        190,583,462       181,582,146        431,604,487
                                --------------     --------------    --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from ordinary
  income.....................               --                 --       (15,996,325)                --
Distributions from net
  realized capital gain......      (23,730,416)       (19,395,152)     (288,643,714)                --
                                --------------     --------------    --------------     --------------
  Net distributions..........      (23,730,416)       (19,395,152)     (304,640,039)                --
                                --------------     --------------    --------------     --------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales of
  shares.....................      358,411,660        778,885,562       284,293,206        696,646,284
Reinvestment of
  distribution...............       20,093,277         17,050,957       255,314,812                 --
Less: redemptions............      (99,592,541)      (142,215,841)     (237,021,244)      (358,213,242)
                                --------------     --------------    --------------     --------------
  Increase resulting from
     capital share
     transactions............      278,912,396        653,720,678       302,586,774        338,433,042
                                --------------     --------------    --------------     --------------
Total increase in net
  assets.....................      363,435,297        824,908,988       179,528,881        770,037,529
NET ASSETS
Beginning of period..........    1,273,302,047        448,393,059     2,226,589,761      1,456,552,232
                                --------------     --------------    --------------     --------------
End of period................   $1,636,737,344     $1,273,302,047    $2,406,118,642     $2,226,589,761
                                ==============     ==============    ==============     ==============

    The accompanying notes are an integral part of the financial statements

MERIDIAN GROWTH FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             For the Six
                             Months Ended                  For the fiscal Year Ended June 30,
                             December 31,   -----------------------------------------------------------------
                                 2004          2004        2003       2002       2001       2000       1999
                             ------------   ----------   --------   --------   --------   --------   --------
Net Asset Value - Beginning
 of period.................       $35.38        $27.24     $28.10     $31.30     $29.45     $26.28     $33.26
                              ----------    ----------   --------   --------   --------   --------   --------

Income from Investment
Operations
--------------------------------
Net Investment Income
 (Loss)*...................        (0.04)        (0.04)     (0.08)     (0.12)      2.26       0.11       0.16
Net Gains (Losses) on
 Securities (both realized
 and unrealized)...........         2.46          9.10      (0.11)     (0.24)      3.89       4.99      (0.50)
                              ----------    ----------   --------   --------   --------   --------   --------

Total From Investment
 Operations................         2.42          9.06      (0.19)     (0.36)      6.15       5.10      (0.34)
                              ----------    ----------   --------   --------   --------   --------   --------
Less Distributions
------------------
Distributions from Net
 Investment Income.........         0.00          0.00      (0.06)      0.00      (2.44)     (0.15)     (0.14)
Distribution from Net
 Realized Capital Gains....        (0.56)        (0.92)     (0.61)     (2.84)     (1.86)     (1.78)     (6.50)
                              ----------    ----------   --------   --------   --------   --------   --------

Total Distributions........        (0.56)        (0.92)     (0.67)     (2.84)     (4.30)     (1.93)     (6.64)
                              ----------    ----------   --------   --------   --------   --------   --------

Net Asset Value - End of
 Period....................       $37.24        $35.38     $27.24     $28.10     $31.30     $29.45     $26.28
                              ==========    ==========   ========   ========   ========   ========   ========

Total Return...............        6.87%        33.65%     (0.20%)     0.42%     23.34%     21.45%      3.05%
                              ==========    ==========   ========   ========   ========   ========   ========
Ratios/Supplemental Data
------------------------

Net Assets, End of Period
 (000's)...................   $1,636,737    $1,273,302   $448,393   $310,659   $182,117   $140,990   $185,683

Ratio of Expenses to
 Average Net Assets........        0.85%**       0.88%      0.95%      1.02%      1.04%      1.09%      1.01%
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets................       (0.25%)**     (0.21%)    (0.47%)    (0.62%)    (0.26%)     0.31%      0.49%
Portfolio Turnover Rate....          28%**         19%        27%        26%        43%        28%        51%


                                For the fiscal Year Ended June 30,
                             -----------------------------------------
                               1998       1997       1996       1995
                             --------   --------   --------   --------
Net Asset Value - Beginning
 of period.................    $33.20     $32.21     $27.29     $24.27
                             --------   --------   --------   --------
Income from Investment
Operations
---------------------------
Net Investment Income
 (Loss)*...................      0.27       0.40       0.30       0.27
Net Gains (Losses) on
 Securities (both realized
 and unrealized)...........      4.92       3.71       5.47       3.63
                             --------   --------   --------   --------
Total From Investment
 Operations................      5.19       4.11       5.77       3.90
                             --------   --------   --------   --------
Less Distributions
------------------
Distributions from Net
 Investment Income.........     (0.32)     (0.36)     (0.31)     (0.18)
Distribution from Net
 Realized Capital Gains....     (4.81)     (2.76)     (0.54)     (0.70)
                             --------   --------   --------   --------
Total Distributions........     (5.13)     (3.12)     (0.85)     (0.88)
                             --------   --------   --------   --------
Net Asset Value - End of
 Period....................    $33.26     $33.20     $32.21     $27.29
                             ========   ========   ========   ========
Total Return...............    16.92%     13.92%     21.40%     16.44%
                             ========   ========   ========   ========
Ratios/Supplemental Data
------------------------
Net Assets, End of Period
 (000's)...................  $296,803   $353,029   $384,087   $328,153
Ratio of Expenses to
 Average Net Assets........     0.95%      0.96%      0.96%      1.06%
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets................     0.76%      1.23%      0.99%      1.18%
Portfolio Turnover Rate....       38%        37%        34%        29%

* Net Investment Income (Loss) per share has been computed before adjustments for book/tax differences.

** Annualized

    The accompanying notes are an integral part of the financial statements

MERIDIAN VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          For the Six
                          Months Ended                   For the fiscal Year Ended June 30,
                          December 31,   ------------------------------------------------------------------
                              2004          2004         2003         2002       2001      2000      1999
                          ------------   ----------   ----------   ----------   -------   -------   -------
Net Asset Value -
 Beginning of Period....       $40.35        $31.65       $30.34       $30.98    $25.88    $22.29    $19.30
                           ----------    ----------   ----------   ----------   -------   -------   -------
Income from Investment
Operations
--------------------------------
Net Investment Income
 (Loss)**...............         0.10          0.00        (0.03)       (0.05)     1.12      0.05     (0.10)
Net Gains (Losses) on
 Securities (both
 realized and
 unrealized)............         3.03          8.70         1.34        (0.51)     5.75      5.91      3.56
                           ----------    ----------   ----------   ----------   -------   -------   -------
Total From Investment
 Operations.............         3.13          8.70         1.31        (0.56)     6.87      5.96      3.46
                           ----------    ----------   ----------   ----------   -------   -------   -------
Less Distributions
------------------
Distribution from Net
 Investment Income......        (0.28)         0.00         0.00        (0.04)    (1.09)     0.00      0.00
Distribution from Net
 Realized Capital
 Gains..................        (5.11)         0.00         0.00        (0.04)    (0.68)    (2.37)    (0.47)
                           ----------    ----------   ----------   ----------   -------   -------   -------
Total Distributions.....        (5.39)         0.00         0.00        (0.08)    (1.77)    (2.37)    (0.47)
Net Asset Value - End of
 Period.................       $38.09        $40.35       $31.65       $30.34    $30.98    $25.88    $22.29
                           ==========    ==========   ==========   ==========   =======   =======   =======
Total Return............        7.94%        27.49%        4.32%       (1.78%)   27.95%    29.63%    18.92%
                           ==========    ==========   ==========   ==========   =======   =======   =======
Ratios/Supplemental Data
------------------------
Net Assets, End of
 Period (000's).........   $2,406,119    $2,226,590   $1,456,552   $1,297,207   $768,559  $87,930   $24,912
Ratio of Expenses to
 Average Net Assets.....        1.07%***      1.09%        1.11%        1.12%     1.10%     1.41%     1.63%
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets.....        0.38%***      0.01%       (0.12%)      (0.22%)    0.60%     0.39%    (0.65%)
Portfolio Turnover
 Rate...................          61%***        81%          60%          54%       76%       86%      124%


                           For the fiscal Year Ended June 30,
                          -------------------------------------
                           1998      1997      1996      1995
                          -------   -------   -------   -------
Net Asset Value -
 Beginning of Period....   $17.40    $15.32    $10.27     $9.87
                          -------   -------   -------   -------
Income from Investment
Operations
------------------------
Net Investment Income
 (Loss)**...............    (0.19)    (0.26)    (0.10)    (0.04)
Net Gains (Losses) on
 Securities (both
 realized and
 unrealized)............     4.32      3.20      5.15      0.44
                          -------   -------   -------   -------
Total From Investment
 Operations.............     4.13      2.94      5.05      0.40
                          -------   -------   -------   -------
Less Distributions
------------------
Distribution from Net
 Investment Income......     0.00      0.00      0.00      0.00
Distribution from Net
 Realized Capital
 Gains..................    (2.23)    (0.86)     0.00      0.00
                          -------   -------   -------   -------
Total Distributions.....    (2.23)    (0.86)     0.00      0.00
Net Asset Value - End of
 Period.................   $19.30    $17.40    $15.32    $10.27
                          =======   =======   =======   =======
Total Return............   26.05%   20.55%+   49.17%+    4.05%+
                          =======   =======   =======   =======
Ratios/Supplemental Data
------------------------
Net Assets, End of
 Period (000's).........  $12,196    $7,340    $3,472      $715
Ratio of Expenses to
 Average Net Assets.....    2.16%     2.51%*    2.55%*    2.78%*
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets.....   (1.35%)   (1.96%)*  (1.36%)*  (0.58%)*
Portfolio Turnover
 Rate...................     133%      144%      125%       77%

+ The total returns would have been lower had certain expenses not been reduced during the periods shown.

* Not representative of expenses incurred by the Fund as the Adviser waived its fee and/or paid certain expenses of the Fund. As indicated in Note 2, the Investment Manager may reduce a portion of its fee and absorb certain expenses of the Fund. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets would have been 2.80%, 6.47% and 14.64%, and the ratio of net investment income to average net assets would have been a loss of 2.25%, 5.28% and 12.44%, for the periods ended June 30, 1997 through June 30, 1995, respectively.

** Net Investment Income (Loss) per share has been computed before adjustments for book/tax differences.

*** Annualized

    The accompanying notes are an integral part of the financial statements

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: Meridian Fund, Inc., (the "Company"), is comprised of the Meridian Growth Fund (the "Growth Fund") and the Meridian Value Fund (the "Value Fund"). The Growth Fund and the Value Fund (each a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940, as no-load, diversified, open-end management investment companies. The Growth Fund began operations and was registered on August 1, 1984. The Value Fund began operations on February 10, 1994 and was registered on February 7, 1994.

    The primary investment objective of the Growth Fund is to seek long-term growth of capital. Originally named Meridian Fund, the name was changed effective April 20, 2001 to Meridian Growth Fund, to more closely reflect the investment style. There was no change in how the Fund is managed.

    The primary investment objective of the Value Fund is to seek long-term growth of capital.

    The following is a summary of significant accounting policies for both
    Funds:

    a. INVESTMENT VALUATIONS: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.

    b. FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders; therefore, no federal income tax provision is required.

    c. SECURITY TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

    d. CASH AND CASH EQUIVALENTS: All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. Available funds are automatically swept into a Cash Reserve account, which preserves capital with a consistently competitive rate of return. Interest accrues daily and is credited by the third business day of the following month.

    e. EXPENSES: Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to the Funds are generally allocated to each Fund in proportion to their relative net assets.

    f. USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements. Actual amounts could differ from those estimates.

    g. DISTRIBUTIONS TO SHAREHOLDERS: The Funds record distributions to shareholders on the ex-date. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

        the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

        Distributions which exceed net investment income and net realized capital gains are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains for financial reporting purposes but not for tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

        Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the Financial Highlights

    h. GUARANTEES AND INDEMNIFICATION: Under the Funds' organizational documents, its Officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. RELATED PARTIES: The Funds have entered into a management agreement with Aster Investment Management Company, Inc. (the "Investment Adviser"). Certain Officers and/or Directors of the Funds are also Officers and/or Directors of the Investment Adviser. Beneficial ownership in the Funds by Richard F. Aster, Jr., President, as of December 31, 2004 were as follows:

      Growth Fund...............................  1.0%
      Value Fund................................  0.5%

    The Investment Adviser receives from the Growth Fund, as compensation for its services, an annual fee of 1% of the first $50,000,000 of the Growth Fund's net assets and 0.75% of the Growth Fund's net assets in excess of $50,000,000. The fee is paid monthly and calculated based on that month's daily average net assets. The Investment Adviser receives from the Value Fund, as compensation for its services, an annual fee of 1% of the Value Fund's net assets. The fee is paid monthly and calculated based on that month's daily average net assets. The Investment Adviser has agreed to limit the expenses of both Funds to 2.50% with respect to this limit, the Investment Adviser did not reimburse either fund during 2004.

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

3. CAPITAL SHARES TRANSACTIONS: The Growth Fund and Value Fund have authorized 500,000,000 and 500,000,000 common shares at a par value of $.01 per share, respectively. Transactions in capital shares for the six months ended December 31, 2004 and the year ended June 30, 2004 were as follows:

                                              Growth Fund                        Value Fund
                                       --------------------------        ---------------------------
                                       December 31,     June 30,         December 31,     June 30,
                                           2004           2004               2004           2004
                                       ------------    ----------        ------------    -----------
    Shares sold....................     10,314,730     23,312,706          7,291,857      18,921,842
    Shares issued on reinvestment
      of distributions.............        548,098        533,742          6,795,710              --
                                        ----------     ----------         ----------     -----------
                                        10,862,828     23,846,448         14,087,567      18,921,842
    Shares redeemed................     (2,900,005)    (4,317,352)        (6,095,862)     (9,759,558)
                                        ----------     ----------         ----------     -----------
    Net increase...................      7,962,823     19,529,096          7,991,705       9,162,284
                                        ----------     ----------         ----------     -----------

4. COMPENSATION OF DIRECTORS AND OFFICERS: Directors and Officers of the Funds who are Directors and/or Officers of the Investment Adviser receive no compensation from the Funds. Directors of the Funds who are not interested persons as defined in the Investment Company Act of 1940 receive compensation in the amount of $3,000 per annum and a $2,000 purchase of Meridian Growth Fund or Meridian Value Fund shares, plus expenses and a $1,000 purchase in one of the funds for each additional Board of Directors meeting attended other than the annual meeting.

5. COST OF INVESTMENTS: The cost of investments purchased and the proceeds from sales of investments, excluding short-term obligations, for the six months December 31, 2004, were as follows:

                                                              Purchases          Proceeds from Sales
                                                             ------------        -------------------
    Growth Fund............................................  $420,231,220           $185,665,965
    Value Fund.............................................   643,673,343            667,247,509

    The cost of purchases and redemptions at maturity of U.S. Government securities were as follows:

                                                            Purchases          Redeemed at Maturity
                                                           ------------        --------------------
    Growth Fund..........................................  $ 55,763,845            $28,020,000
    Value Fund...........................................   124,557,893             60,000,000

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

6. DISTRIBUTION INFORMATION: Income and long-term capital gains distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles accepted in the United States. The tax character of distributions made during the fiscal years ended June 30, 2003 and June 30, 2004 were as follows:

                                        2003 TAXABLE DISTRIBUTIONS
                                                                               Net
                                                               Ordinary     Long-Term         Total
    Fund                                                        Income    Capital Gains   Distributions
    ----                                                       --------   -------------   -------------
    Growth Fund..............................................  $699,328    $7,469,877      $8,169,205
    Value Fund...............................................        --            --              --

                                        2004 TAXABLE DISTRIBUTIONS
                                                                              Net
                                                             Ordinary      Long-Term         Total
    Fund                                                      Income     Capital Gains   Distributions
    ----                                                    ----------   -------------   -------------
    Growth Fund...........................................  $       --    $19,395,152     $19,395,152
    Value Fund............................................          --             --              --

7. FEDERAL INCOME TAXES: Permanent differences, incurred during the year ended June 30, 2004, resulting from differences in book and tax accounting have been reclassified at year end to undistributed net investment income, accumulated realized gain/(loss) and paid-in capital were as follows:

                                                            Increase/Decrease         Increase/Decrease
                                                              Undistributed              Accumulated
                                                             Net Investment               Realized
    Fund                                                         Income                  Gain/(Loss)
    ----                                                    -----------------         -----------------
    Growth Fund...........................................     $1,648,331                $(1,648,331)
    Value Fund............................................       (128,305)                   128,305

    The aggregate cost of investments for federal income tax purposes is as follows:

                                                         AGGREGATE      AGGREGATE
                                                           GROSS          GROSS
                                                         UNREALIZED     UNREALIZED    NET UNREALIZED
                                       AGGREGATE COST   APPRECIATION   DEPRECIATION    APPRECIATION
                                       --------------   ------------   ------------   --------------
    Growth Fund......................  $1,264,361,812   $322,057,000   $ (4,915,003)   $317,141,997
    Value Fund.......................   1,968,574,451    392,781,034    (31,396,803)    361,384,230

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   COMPONENTS OF ACCUMULATED EARNINGS (LOSSES) ON A TAX BASIS
                                                                  GROWTH FUND     VALUE FUND
                                                                  ------------   ------------
    Undistributed ordinary income...............................  $ 10,056,382   $     96,963
    Undistributed long-term capital gains.......................    13,674,732    250,017,726
    Unrealized appreciation.....................................   208,574,655    282,853,240
                                                                  ------------   ------------
      Total Accumulated Earnings................................  $232,305,769   $532,967,929
                                                                  ============   ============

    Post-October losses represent losses realized on investment transactions from November 1, 2003 through June 30, 2004 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. As of June 30, 2004, there were no Post-October losses in the current year for either fund.

    The Value Fund utilized $104,603,182 of the 2003 capital loss carryover to offset current year capital gains. There was no capital loss carryover in the Growth Fund.

8. PROXY VOTING POLICIES AND PROCEDURES: Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2004 along with a copy of the Fund's Proxy Policy and Procedures are available (i) without charge, upon request, by calling (800) 446-6662; or on our website at http://www.meridianfund.com; and (ii) on the Securities and Exchange Commission ("SEC") website at http://www.sec.gov.

9. PORTFOLIO HOLDINGS: The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                  MERIDIAN FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          This report is submitted for
                       the information of shareholders of
                         Meridian Fund, Inc. It is not
                         authorized for distribution to
                          prospective investors unless
                         preceded or accompanied by an
                             effective prospectus.

           ---------------------------------------------------------
                             Officers and Directors

                             RICHARD F. ASTER, JR.
                             President and Director

                                RALPH CECHETTINI

                              MICHAEL S. ERICKSON

                                 HERBERT C. KAY

                                JAMES B. GLAVIN

                                MICHAEL STOLPER
                                   Directors

                                GREGG B. KEELING
                            Treasurer and Secretary

                                   Custodian
                               PFPC TRUST COMPANY
                           Philadelphia, Pennsylvania

                      Transfer Agent and Disbursing Agent
                                   PFPC INC.
                         King of Prussia, Pennsylvania
                                 (800) 446-6662

                                    Counsel
                            MORRISON & FOERSTER LLP
                                Washington, D.C.

                                    Auditors
                           PRICEWATERHOUSECOOPERS LLP
                           San Francisco, California

                            MERIDIAN GROWTH FUND(R)

                             MERIDIAN VALUE FUND(R)

                               SEMI-ANNUAL REPORT

                              [MERIDIAN FUND LOGO]

                         60 E. Sir Francis Drake Blvd.
                             Wood Island, Suite 306
                               Larkspur, CA 94939

                              www.meridianfund.com

                            Telephone (800) 446-6662

                               DECEMBER 31, 2004

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board of Directors adopted a Governance Committee Charter on September 27, 2004, which established a Governance Committee comprised of Directors who are not "interested persons" (as defined in the Investment Company Act of 1940). The Charter states that "The Governance Committee has the responsibility and power to consider candidates submitted by shareholders or from other sources as it deems appropriate. The Governance Committee shall be solely responsible for the selection and recommendation of candidates to the Board. Any recommendation should be submitted to Meridian at the principal address shown on its registration statement. Any submission should include at a minimum the following information: as to each individual proposed for election or re-election as Director, the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of stock of any Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such stockholder believes such individual would or would not qualify as an Independent Director, and information regarding such individual that is sufficient, in the discretion of the Governance Committee, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of board members in an election contest (even if an election contest is not involved) or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Securities Exchange Act of 1934, as amended, and the rules thereunder (including such individual's written consent to being named in the proxy statement as a nominee and to serving as a Director (if elected))."

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Meridian Fund, Inc. (R)

By (Signature and Title)*     /s/ Richard F. Aster, Jr.
                          ------------------------------------------------------
                              Richard F. Aster, Jr., Director & Principal
                              Executive Officer (principal executive officer)

Date March 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Richard F. Aster, Jr.
                          ------------------------------------------------------
                              Richard F. Aster, Jr., Director & Principal
                              Executive Officer (principal executive officer)

Date March 4, 2005

By (Signature and Title)*     /s/ Gregg B. Keeling
                          ------------------------------------------------------
                              Gregg B. Keeling, Principal Financial Officer,
                              Principal Accounting Officer, Treasurer &
                              Secretary (principal financial officer)

Date March 4, 2005

* Print the name and title of each signing officer under his or her signature.